Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other operating results net
Gain (loss) from commodity derivative financial instruments	$ 11,140	$ 3,379	$ (18,890)
(Loss) gain from sale of property, plant and equipment	(1,822)	(2,505)	65
Realization of currency translation adjustment	0	1,588	0
Loss from sale of joint ventures	(1,365)	0	0
Donations	874	1,403	1,277
Lawsuits and other contingencies	(8,015)	(28,848)	(2,648)
Interest and allowances generated by operating assets	20,295	(5,470)	11,448
Administration fees	445	433	314
Others	1,570	(292)	4,857
Total other operating results, net	$ 21,374	$ (33,118)	$ (6,131)